SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of share capital
The share capital of the Company as at December 31, 2021 and December 31, 2020 comprises the following:

	December 31, 2021		December 31, 2020
	Number of shares	Value	Number of shares	Value
Issued
Class A exchangeable shares	10,877,989	$535	—	$—
Class B shares	24,000	1	—	—
Class C shares	23,544,548	963	—	—
Share capital		$1,499		$—